UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2005

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Pennsylvania
Municipal Money
Market Fund

SEMIANNUAL REPORT March 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Pennsylvania
Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Pennsylvania Municipal Money Market Fund covers the six-month period from October 1, 2004, through March 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bill Vasiliou.

Rising energy prices, an improving labor market and robust economic growth appear to have rekindled investors' inflation concerns. As a result, the Federal Reserve Board's Federal Open Market Committee has continued to raise short-term interest rates, which ended the reporting period at 2.75% . Most analysts agree that further rate-hikes are likely as the Fed moves away from its aggressively accommodative monetary policy of the past several years.

While rising short-term rates tend to erode prices of higher-yielding longer-term bonds, they have helped tax-exempt money market funds generate higher current yields. As always, we urge our shareholders to diversify their investments among stocks, bonds and liquid investments such as money market funds. Your financial advisor can help you rebalance your portfolio in a way that allows you to potentially participate in the markets' longer-term returns, while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2005

DISCUSSION OF FUND PERFORMANCE

Bill Vasiliou, Portfolio Manager

How did Dreyfus Pennsylvania Municipal Money Market Fund perform during the period?

For the six-month period ended March 31, 2005, the fund produced an annualized yield of 1.07% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.08% .1

We attribute the fund's returns to low — but rising — short-term interest rates during the reporting period. Money market yields continued to climb as the Federal Reserve Board (the "Fed") moved gradually toward a less accommodative monetary policy.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund's investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal and Pennsylvania state income taxes. Second, we actively manage the fund's weighted average maturity in anticipation of what we believe are interest-rate trends and supply-and-demand changes in Pennsylvania's short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund's weighted average maturity, which should better position the fund to purchase new securities with higher yields, if

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund's weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

What other factors influenced the fund's performance?

When the reporting period began, the Fed had already begun to raise short-term interest rates from historically low levels. The Fed's "measured" increases of the overnight federal funds rate continued with hikes of 25 basis points at each of four meetings of the Fed's Federal Open Market Committee. By the reporting period's end, the federal funds rate stood at 2.75% .

The Fed's shift toward a more restrictive monetary policy was a response to a strengthening U.S. economy. Higher interest rates are intended to forestall a potential acceleration of inflation as evidenced by sharply higher energy prices and a gradual rise in the number of new jobs in the recovering economy. As interest rates rose during the reporting period, so did yields of money market instruments.

Tax-exempt money markets also were influenced by their own supply-and-demand dynamics. As the U.S. economy recovered, Pennsylvania's fiscal condition improved along with most other states. As a result, the supply of newly issued Pennsylvania bonds remained low amid relatively robust demand from Pennsylvania residents.At times, demand for short-term, tax-exempt securities was further strengthened, on a national level, by non-traditional municipal investors who were attracted to high tax-exempt yields relative to taxable yields. Greater demand for a limited supply of securities effectively put downward pressure on yields.

In order to capture higher yields than were offered by tax-exempt variable-rate demand notes on which yields are reset daily or weekly,

we maintained the fund's weighted average maturity in a range we considered longer than industry averages.To achieve this position, we focused primarily on securities with maturities in the three- to nine-month range. In our view, securities in this range represented more attractive values than very short-term, floating-rate securities, and they enabled us to avoid locking in yields of one-year securities in a rising interest-rate environment.

By emphasizing shorter-term, insured municipal bonds, notes and tax-exempt commercial paper, we continued to maintain a "laddered" portfolio of securities scheduled to mature at regular intervals.2 The fund's laddered portfolio is intended to help promote liquidity and guard against the possibility that a disproportionate amount of securities might mature during a time of unusually low reinvestment rates, and as rates increase we are able to reinvest at higher market yields.

What is the fund's current strategy?

As of the end of the reporting period, investors generally remained reluctant to purchase longer-term, tax-exempt securities.The resulting strong demand, coupled with a reduced supply of newly issued securities, has helped keep tax-exempt yields relatively low at the shorter end of the maturity spectrum. Although higher yields have been available among longer-term securities, we continue to believe that a cautious approach is warranted while interest rates continue to rise, and we have maintained our focus on maturities in the three- to nine-month range.

April 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
[2]	Insurance on individual portfolio securities extends to the repayment of principal and the payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund's shares.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from October 1, 2004 to March 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2005

Expenses paid per $1,000 †	$3.60
Ending value (after expenses)	$1,005.40

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2005

Expenses paid per $1,000 †	$ 3.63
Ending value (after expenses)	$1,021.34

  Expenses are equal to the fund's annualized expense ratio of .72%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS March 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments—100.7%	Amount ($)		Value ($)

Pennsylvania—100.5%
Athens Area School District, GO Notes
2%, 4/15/2005 (Insured; FSA)	175,000		175,000
Berks County Industrial Development Authority
Industrial Revenue, VRDN
(Beacon Container Corp. Project)
2.44% (LOC; Wachovia Bank)	920,000	[a]	920,000
County of Chester, Revenue, VRDN
2.38% (LOC; PNC Bank)	1,600,000	[a]	1,600,000
Chester County Industrial Development Authority
Student Housing Revenue, VRDN
(University Student Housing LLC Project)
2.33% (LOC; Citizens Bank of Pennsylvania)	4,000,000	[a]	4,000,000
Delaware County Authority:
College and University Revenue, Refunding
(Villanova University) 3%, 8/1/2005 (Insured; MBIA)	1,190,000		1,192,404
Healthcare Facilities Revenue (Catholic Health East)
5.25%, 11/15/2005 (Insured; AMBAC)	500,000		509,484
Delaware County Industrial Development Authority
Industrial Revenue, VRDN (Astra Foods Inc. Project)
2.44% (LOC; Wachovia Bank)	4,000,000	[a]	4,000,000
East Hempfield Township Industrial Development
Authority, Healthcare Facilities Revenue, VRDN
(The Mennonite Home Project)
2.39% (LOC; M&T Bank)	2,300,000	[a]	2,300,000
Franklin County Industrial Development Authority
Revenue, VRDN (Loudon Industries Inc. Project)
2.32% (LOC; M&T Bank)	1,300,000	[a]	1,300,000
Jenkintown School District, GO Notes, Refunding 2%
5/15/2005 (Insured; FGIC)	140,000		140,000
Kutztown Area School District, GO Notes 3%
3/15/2006 (Insured; FGIC)	250,000		251,320
Lancaster County Hospital Authority
Healthcare Facilities Revenue, VRDN:
(Health Center-Willow Valley Lakes) 2.31%
(Insured; MBIA and Liquidity Facility; PNC Bank)	1,210,000	[a]	1,210,000
(Lancaster General Hospital Project) 2.43%
(LOC; Fulton Bank)	7,400,000	[a]	7,400,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pennsylvania (continued)
Lancaster Industrial Development Authority
Industrial Revenue, VRDN (Snavely's Mill Project)
2.48% (LOC; Fulton Bank)	3,240,000	[a]	3,240,000
Lehigh County Industrial Development Authority
Industrial Revenue, VRDN (Prior Coated Metals)
2.54% (LOC; Wachovia Bank)	810,000	[a]	810,000
Lower Moreland Township School District, GO Notes
3%, 2/15/2006 (Insured; MBIA)	150,000		150,768
Municipality of Monroeville, GO Notes
1.25%, 6/1/2005 (Insured; MBIA)	200,000		199,750
Montgomery County Industrial Development Authority
Industrial Revenue, VRDN (Recigno Laboratories)
2.44% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
Montgomery Township Municipal Sewer Authority
Sewer Revenue 2%, 5/15/2005 (Insured; AMBAC)	325,000		325,000
Neshaminy School District, GO Notes:
2%, 4/15/2005 (Insured; MBIA)	960,000		960,291
5.20%, 2/15/2006 (Insured; FGIC)	500,000		511,530
North Hampton County Industrial Development Authority
Industrial Revenue, VRDN:
(Reale Associates Project)
2.44% (LOC; Wachovia Bank)	1,995,000	[a]	1,995,000
(S & L Plastics Project)
2.42% (LOC; Bank of America)	2,750,000	[a]	2,750,000
Commonwealth of Pennsylvania, GO Notes:
5%, 7/1/2005	100,000		100,730
5%, 11/15/2005 (Insured; AMBAC)	475,000		483,768
Refunding:
5%, 10/1/2005	485,000		491,971
5.375%, 11/15/2005 (Insured; FGIC)	200,000		203,694
Pennsylvania Economic Development Financing Authority
VRDN:
Exempt Facilities Revenue (York Water Co. Project)
2.38% (Insured; XL Capital Assurance
and Liquidity Facility; PNC Bank)	3,500,000	[a]	3,500,000
Industrial Revenue (Westrum Harleysville II Project)
2.33% (LOC; FHLB)	1,000,000	[a]	1,000,000
SWDR (Waste Management Inc.) 2.35%
(Liquidity Facility: Lloyds TSB Bank PLC and
Merrill Lynch)	4,495,000	[a]	4,495,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority
College and University Revenue:
6%, 6/15/2005 (Insured; AMBAC)	1,000,000	1,007,766
(State System Higher Education)
4%, 6/15/2005 (Insured; MBIA)	195,000	195,720
(University of Sciences of Philadelphia)
3%, 11/1/2005
(Insured; XL Capital Assurance)	615,000	617,840
Pennsylvania Industrial Development Authority
EDR 5.50%, 7/1/2005 (Insured; AMBAC)	1,605,000	1,617,550
Pennsylvania Intergovernmental Cooperative
Authority, Special Tax Revenue
Philadelphia Funding Program:
6.75%, 6/15/2005	1,000,000 [b]	1,010,105
Refunding 6%, 6/15/2005 (Insured; FGIC)	1,675,000	1,689,361
City of Philadelphia, Water and Waste Water Revenue:
5.25%, 8/1/2005 (Insured; AMBAC)	380,000	384,080
6.75%, 8/1/2005 (Insured; MBIA)	1,000,000	1,015,860
Philadelphia Municipal Authority, LR, Refunding
4%, 5/15/2005 (Insured; FSA)	1,000,000	1,003,147
Philadelphia Parking Authority, Parking Revenue
5.50%, 9/1/2005 (Insured; AMBAC)	1,400,000	1,419,584
Philadelphia School District, GO Notes, Refunding
5%, 10/1/2005 (Insured; MBIA)	1,115,000	1,131,323
Philipsburg-Osceola Area School District, GO Notes
3%, 10/15/2005 (Insured; FSA)	125,000	125,462
Phoenixville Area School District, GO Notes
3%, 5/15/2005 (Insured; MBIA)	220,000	220,217
Pittsburgh School District, GO Notes
5%, 9/1/2005 (Insured; FSA)	600,000	606,373
Plum Boro School District, GO Notes:
3%, Series A, 9/15/2005 (Insured; FGIC)	270,000	270,788
3%, Series B, 9/15/2005 (Insured FGIC)	245,000	245,715
State Public School Building Authority, Revenue
(Clearfield Career and Technology Center)
3%, 9/15/2005 (Insured; XL Capital Assurance)	200,000	200,627
Telford Industrial Development Authority
Revenue, VRDN (Ridgetop Project)
2.42% (LOC; Bank of America)	4,465,000 [a]	4,465,000

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)	Value ($)

Pennsylvania (continued)
Temple University of the Commonwealth System
of Higher Education, College and University
Revenue 2.25%, 5/2/2005	4,100,000	4,102,049
Uniontown Area School District, GO Notes
3%, 10/1/2005 (Insured; FSA)	630,000	632,008
Venango County Industrial Development
Authority, RRR, CP 1.78%, 4/8/2005
(LOC; Dexia Credit Locale)	1,000,000	1,000,000
County of York, GO Notes, TRAN
2.75%, 6/30/2005	1,445,000	1,447,663
York Redevelopment Authority, Revenue, VRDN
2.22% (LOC; M&T Bank)	3,590,000 [a]	3,590,000
U.S. Related—.2%
Puerto Rico Electric Power Authority, Power Revenue
Refunding 6.50%, 7/1/2005 (Insured; MBIA)	150,000	151,651

Total Investments (cost $75,365,133)	100.7%	75,365,599
Liabilities, Less Cash and Receivables	(.7%)	(510,050)
Net Assets	100.0%	74,855,549

10

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance	LOC	Letter of Credit
	Corporation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance	RRR	Resources Recovery Revenue
	Company	SWDR	Solid Waste Disposal Revenue
FHLB	Federal Home Loan Bank	TRAN	Tax and Revenue Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
GO	General Obligation

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%) †

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	53.5
AAA, AA, A [c]		Aaa, Aa, A [c]		AAA, AA, A [c]	27.1
Not Rated [d]		Not Rated [d]		Not Rated [d]	19.4
					100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES March 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	75,365,133	75,365,599
Cash		1,096,148
Interest receivable		431,117
Prepaid expenses		8,431
		76,901,295

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		37,782
Payable for investment securities purchased		1,967,031
Payable for shares of Beneficial Interest redeemed		4,000
Accrued expenses		36,933
		2,045,746

Net Assets ($)		74,855,549

Composition of Net Assets ($):
Paid-in capital		74,855,702
Accumulated net realized gain (loss) on investments		(619)
Accumulated gross appreciation on investments		466

Net Assets ($)		74,855,549

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		74,855,702
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

12

STATEMENT OF OPERATIONS Six Months Ended March 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	671,475
Expenses:
Management fee—Note 2(a)	186,853
Shareholder servicing costs—Note 2(b)	34,635
Auditing fees	15,151
Legal fees	7,350
Custodian fees	6,289
Prospectus and shareholders' reports	5,946
Registration fees	5,879
Trustees' fees and expenses—Note 2(c)	5,482
Miscellaneous	3,715
Total Expenses	271,300
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(1,384)
Net Expenses	269,916
Investment Income—Net	401,559

Net Unrealized Gain on Investments—Note 1(b) ($)	466
Net Increase in Net Assets Resulting from Operations	402,025

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005	Year Ended
	(Unaudited)	September 30, 2004

Operations ($):
Investment income—net	401,559	364,993
Net unrealized appreciation on investments	466	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	402,025	364,993

Dividends to Shareholders from ($):
Investment income—net	(401,559)	(364,993)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	54,283,977	123,227,468
Dividends reinvested	388,192	351,014
Cost of shares redeemed	(54,855,331)	(128,041,289)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(183,162)	(4,462,807)
Total Increase (Decrease) in Net Assets	(182,696)	(4,462,807)

Net Assets ($):
Beginning of Period	75,038,245	79,501,052
End of Period	74,855,549	75,038,245

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
	March 31, 2005		Year Ended September 30,

	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.004	.006	.010	.029	.033
Distributions:
Dividends from investment
income—net	(.005)	(.004)	(.006)	(.010)	(.029)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.08[a]	.44	.57	1.04	2.95	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[a]	.71	.73	.71	.65	.67
Ratio of net expenses
to average net assets	.72[a]	.71	.73	.71	.65	.67
Ratio of net investment income
to average net assets	1.07[a]	.44	.57	1.04	2.91	3.25

Net Assets, end of period
($ x 1,000)	74,856	75,038	79,501	80,625	94,920	93,058

[a] Annualized. See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $619 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2004. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2004 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At March 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended March 31, 2005, the fund was charged $17,424 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2005, the fund was charged $11,418 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $32,010, shareholder services plan fees $979 and transfer agency per account fees $4,793.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. None of the trustees of the Trust, nor the funds, were named in the actions. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

For More Information

Dreyfus Pennsylvania	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

®

© 2005 Dreyfus Service Corporation 0104SA0305

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The
Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the
Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the
Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,
New York	10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 1, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 1, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)